UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: June 30, 2015
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 100.0%

                  COMMERCIAL SERVICES & SUPPLIES - 0.2%
          39,230  West Corp. .........................................................  $     1,180,823
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 14.0%
          13,361  ADTRAN, Inc. .......................................................          217,116
          75,613  Brocade Communications Systems, Inc. ...............................          898,282
       1,890,487  Cisco Systems, Inc. ................................................       51,912,773
          12,974  Comtech Telecommunications Corp. ...................................          376,895
          38,509  Harris Corp. .......................................................        2,961,727
           7,864  InterDigital, Inc. .................................................          447,383
          68,090  Juniper Networks, Inc. .............................................        1,768,297
          75,989  Motorola Solutions, Inc. ...........................................        4,357,209
         176,756  Nokia OYJ, ADR .....................................................        1,210,779
           6,804  Plantronics, Inc. ..................................................          383,133
         397,600  QUALCOMM, Inc. .....................................................       24,901,688
         132,079  Telefonaktiebolaget LM Ericsson, ADR ...............................        1,378,905
           7,521  Ubiquiti Networks, Inc. ............................................          240,033
                                                                                        ---------------
                                                                                             91,054,220
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 15.0%
         401,054  AT&T, Inc. .........................................................       14,245,438
           6,583  Atlantic Tele-Network, Inc. ........................................          454,754
         316,343  BCE, Inc. ..........................................................       13,444,578
           8,743  BT Group PLC, ADR ..................................................          619,791
         416,749  CenturyLink, Inc. ..................................................       12,244,086
          25,766  Cogent Communications Group, Inc. ..................................          871,921
          91,130  Consolidated Communications Holdings, Inc. .........................        1,914,641
       1,903,454  Frontier Communications Corp. ......................................        9,422,097
          15,968  Inteliquent, Inc. ..................................................          293,811
          15,976  Nippon Telegraph & Telephone Corp., ADR ............................          579,769
         104,782  Orange S.A., ADR ...................................................        1,609,452
         272,707  Telefonica S.A., ADR ...............................................        3,872,439
         406,834  TELUS Corp. ........................................................       14,011,363
         280,190  Verizon Communications, Inc. .......................................       13,059,656
       1,702,836  Windstream Holdings, Inc. ..........................................       10,864,094
                                                                                        ---------------
                                                                                             97,507,890
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.3%
          16,165  CDW Corp. ..........................................................          554,136
         403,801  Corning, Inc. ......................................................        7,966,994
                                                                                        ---------------
                                                                                              8,521,130
                                                                                        ---------------

                  HEALTH CARE TECHNOLOGY - 0.2%
           8,126  Computer Programs & Systems, Inc. ..................................          434,091
          42,590  Quality Systems, Inc. ..............................................          705,716
                                                                                        ---------------
                                                                                              1,139,807
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.9%
         129,162  Garmin Ltd. ........................................................        5,674,087
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 0.7%
          20,485  IAC/InterActiveCorp. ...............................................        1,631,835

                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INTERNET SOFTWARE & SERVICES (CONTINUED)
          13,056  j2 Global, Inc. ....................................................  $       887,025
          12,418  NetEase, Inc., ADR .................................................        1,798,933
                                                                                        ---------------
                                                                                              4,317,793
                                                                                        ---------------

                  IT SERVICES - 9.3%
          28,605  Amdocs Ltd. ........................................................        1,561,547
          30,232  Computer Sciences Corp. ............................................        1,984,429
          10,865  CSG Systems International, Inc. ....................................          343,986
           5,944  DST Systems, Inc. ..................................................          748,825
           5,508  Forrester Research, Inc. ...........................................          198,398
         111,486  Infosys Ltd., ADR ..................................................        1,767,053
         326,615  International Business Machines Corp. ..............................       53,127,196
          15,554  Science Applications International Corp. ...........................          822,029
          10,425  Wipro Ltd., ADR ....................................................          124,787
                                                                                        ---------------
                                                                                             60,678,250
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.5%
          60,803  Advanced Semiconductor Engineering, Inc., ADR ......................          401,300
          67,959  Altera Corp. .......................................................        3,479,501
         111,337  Analog Devices, Inc. ...............................................        7,146,165
         391,096  Applied Materials, Inc. ............................................        7,516,865
          12,845  ARM Holdings PLC, ADR ..............................................          632,873
           8,414  ASML Holding N.V., ADR .............................................          876,150
          37,110  Avago Technologies Ltd. ............................................        4,933,032
          77,726  Broadcom Corp., Class A ............................................        4,002,112
          36,456  Brooks Automation, Inc. ............................................          417,421
           2,741  ChipMOS TECHNOLOGIES Bermuda Ltd. ..................................           59,864
         169,984  Cypress Semiconductor Corp. ........................................        1,999,012
          71,292  Himax Technologies, Inc., ADR ......................................          572,475
           4,453  Integrated Silicon Solution, Inc. ..................................           98,589
       1,607,959  Intel Corp. ........................................................       48,906,073
          74,902  Intersil Corp., Class A ............................................          937,024
          83,535  KLA-Tencor Corp. ...................................................        4,695,502
          22,147  Lam Research Corp. .................................................        1,801,659
          88,771  Linear Technology Corp. ............................................        3,926,341
         142,131  Marvell Technology Group Ltd. ......................................        1,873,997
         142,359  Maxim Integrated Products, Inc. ....................................        4,922,063
          13,063  Micrel, Inc. .......................................................          181,576
          93,779  Microchip Technology, Inc. .........................................        4,447,469
          14,931  MKS Instruments, Inc. ..............................................          566,482
           7,523  Monolithic Power Systems, Inc. .....................................          381,491
         132,099  NVIDIA Corp. .......................................................        2,656,511
           4,257  Power Integrations, Inc. ...........................................          192,331
           9,273  Silicon Motion Technology Corp., ADR ...............................          320,939
          38,903  Teradyne, Inc. .....................................................          750,439
          10,907  Tessera Technologies, Inc. .........................................          414,248
         392,465  Texas Instruments, Inc. ............................................       20,215,872
         101,121  Xilinx, Inc. .......................................................        4,465,503
                                                                                        ---------------
                                                                                            133,790,879
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  SOFTWARE - 15.3%
           7,017  Blackbaud, Inc. ....................................................  $       399,618
         230,756  CA, Inc. ...........................................................        6,758,843
           4,705  Ebix, Inc. .........................................................          153,430
          12,790  Epiq Systems, Inc. .................................................          215,895
          39,768  Intuit, Inc. .......................................................        4,007,421
          14,578  Mentor Graphics Corp. ..............................................          385,297
       1,182,463  Microsoft Corp. ....................................................       52,205,741
           8,386  Monotype Imaging Holdings, Inc. ....................................          202,187
           6,147  NICE Systems Ltd., ADR .............................................          390,888
          31,757  Open Text Corp. ....................................................        1,287,111
         637,049  Oracle Corp. .......................................................       25,673,075
           6,710  Pegasystems, Inc. ..................................................          153,592
          14,290  SAP SE, ADR ........................................................        1,003,587
          16,420  Solera Holdings, Inc. ..............................................          731,675
         265,072  Symantec Corp. .....................................................        6,162,924
                                                                                        ---------------
                                                                                             99,731,284
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 17.0%
         425,313  Apple, Inc. ........................................................       53,344,883
          16,667  Canon, Inc., ADR ...................................................          540,177
          34,861  Diebold, Inc. ......................................................        1,220,135
         542,013  EMC Corp. ..........................................................       14,303,723
         556,585  Hewlett-Packard Co. ................................................       16,703,116
          30,680  Lexmark International, Inc., Class A ...............................        1,356,056
          43,572  Logitech International SA ..........................................          638,766
          98,454  NetApp, Inc. .......................................................        3,107,208
          69,246  SanDisk Corp. ......................................................        4,031,502
         226,068  Seagate Technology PLC .............................................       10,738,230
          64,440  Western Digital Corp. ..............................................        5,053,385
                                                                                        ---------------
                                                                                            111,037,181
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 5.6%
         176,045  America Movil SAB de CV, Series L, ADR .............................        3,751,519
       1,189,177  Mobile TeleSystems PJSC, ADR .......................................       11,630,151
          46,452  Philippine Long Distance Telephone Co., ADR ........................        2,893,959
         403,627  Rogers Communications, Inc., Class B ...............................       14,340,867
           8,718  Shenandoah Telecommunications Co. ..................................          298,417
          44,499  Telephone & Data Systems, Inc. .....................................        1,308,271
         141,702  TIM Participacoes S.A., ADR ........................................        2,318,245
                                                                                        ---------------
                                                                                             36,541,429
                                                                                        ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................      651,174,773
                  (Cost $642,372,442) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................          217,803
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   651,392,576
                                                                                        ===============

                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND (TDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $47,495,219 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $38,692,888.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS          INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   651,174,773  $ 651,174,773  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 20.6%

                  BANKS - 14.2%
         327,136  Barclays Bank PLC, Series 3 .................    7.10%        (a)     $     8,498,993
         354,326  Barclays Bank PLC, Series 4 .................    7.75%        (a)           9,180,587
         366,065  Barclays Bank PLC, Series 5 .................    8.13%        (a)           9,517,690
         277,216  Citigroup, Inc., Series J (b)................    7.13%        (a)           7,587,402
         362,237  First Niagara Financial Group, Inc.,
                     Series B (b) .............................    8.63%        (a)           9,780,399
         364,943  GMAC Capital Trust I, Series 2 (b)...........    8.13%     02/15/40         9,481,219
         358,312  HSBC Holdings PLC ...........................    8.13%        (a)           9,355,526
         363,781  HSBC Holdings PLC, Series 2 .................    8.00%        (a)           9,418,290
         337,226  ING Groep NV ................................    7.20%        (a)           8,693,686
         338,753  ING Groep NV ................................    7.38%        (a)           8,462,050
         331,303  ING Groep NV ................................    7.05%        (a)           8,550,931
         364,413  Lloyds Banking Group PLC ....................    7.75%     07/15/50         9,103,037
         311,620  Royal Bank of Scotland Group PLC, Series M...    6.40%        (a)           7,762,454
         309,556  Royal Bank of Scotland Group PLC, Series N...    6.35%        (a)           7,695,562
         321,163  Royal Bank of Scotland Group PLC, Series Q...    6.75%        (a)           8,125,424
         319,938  Royal Bank of Scotland Group PLC, Series S...    6.60%        (a)           7,979,254
         340,635  Royal Bank of Scotland Group PLC, Series T...    7.25%        (a)           8,641,910
                                                                                        ---------------
                                                                                            147,834,414
                                                                                        ---------------

                  CONSUMER FINANCE - 0.9%
         373,428  Ally Financial, Inc., Series A (b)...........    8.50%        (a)           9,877,170
                                                                                        ---------------

                  DIVERSIFIED FINANCIAL SERVICES - 5.5%
         355,621  Citigroup Capital XIII (b)...................    7.88%     10/30/40         9,231,921
         322,679  Countrywide Capital V .......................    7.00%     11/01/36         8,308,984
         328,728  Merrill Lynch Capital Trust III (b)..........    7.38%     09/15/62         8,412,150
         315,865  Merrill Lynch Preferred Capital Trust III ...    7.00%        (a)           8,060,875
         321,775  Merrill Lynch Preferred Capital Trust IV ....    7.12%        (a)           8,218,133
         326,612  Merrill Lynch Preferred Capital Trust V,
                     Series F .................................    7.28%        (a)           8,371,066
         296,738  RBS Capital Funding Trust VII, Series G .....    6.08%        (a)           7,249,309
                                                                                        ---------------
                                                                                             57,852,438
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES..................................      215,564,022
                  (Cost $219,726,942)                                                   ---------------


     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 20.1%

                  AUTOMOBILES - 0.4%
         252,763  Ford Motor Co.......................................................        3,793,973
                                                                                        ---------------

                  BANKS - 3.3%
         105,325  Community Bank System, Inc..........................................        3,978,125

                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  BANKS (CONTINUED)
         434,974  First Niagara Financial Group, Inc..................................  $     4,106,155
         295,360  FNB Corp............................................................        4,229,555
         425,643  National Penn Bancshares, Inc.......................................        4,801,253
         310,389  People's United Financial, Inc......................................        5,031,406
         178,532  Trustmark Corp......................................................        4,459,729
         220,890  Umpqua Holdings Corp................................................        3,973,811
          99,098  United Bankshares, Inc..............................................        3,986,713
                                                                                        ---------------
                                                                                             34,566,747
                                                                                        ---------------

                  CHEMICALS - 0.4%
          73,609  Innophos Holdings, Inc..............................................        3,874,778
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
         171,240  AT&T, Inc...........................................................        6,082,445
          96,293  Verizon Communications, Inc.........................................        4,488,216
                                                                                        ---------------
                                                                                             10,570,661
                                                                                        ---------------

                  ELECTRIC UTILITIES - 4.7%
          85,900  ALLETE, Inc.........................................................        3,984,901
          70,884  American Electric Power Co., Inc....................................        3,754,725
          59,348  Duke Energy Corp....................................................        4,191,156
         206,239  Empire District Electric Co.........................................        4,496,010
          61,963  Entergy Corp........................................................        4,368,392
         118,681  Exelon Corp.........................................................        3,728,957
         123,799  FirstEnergy Corp....................................................        4,029,657
         153,323  Great Plains Energy, Inc............................................        3,704,284
         138,951  PPL Corp............................................................        4,094,886
         119,517  Southern (The) Co...................................................        5,007,762
         112,496  Westar Energy, Inc..................................................        3,849,613
         116,389  Xcel Energy, Inc....................................................        3,745,398
                                                                                        ---------------
                                                                                             48,955,741
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 0.4%
          57,534  Eaton Corp. PLC.....................................................        3,882,970
                                                                                        ---------------

                  GAS UTILITIES - 1.1%
          86,135  AGL Resources, Inc..................................................        4,010,446
          71,353  Laclede Group, Inc..................................................        3,714,637
         101,779  Piedmont Natural Gas Co., Inc.......................................        3,593,816
                                                                                        ---------------
                                                                                             11,318,899
                                                                                        ---------------

                  HOTELS, RESTAURANTS & LEISURE - 0.3%
          39,485  McDonald's Corp.....................................................        3,753,839
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
         146,783  MDC Holdings, Inc...................................................        4,399,086
                                                                                        ---------------

                  INSURANCE - 0.4%
          76,549  Cincinnati Financial Corp...........................................        3,841,229
                                                                                        ---------------

                  MULTI-UTILITIES - 3.6%
          62,998  Alliant Energy Corp.................................................        3,636,245

                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MULTI-UTILITIES (CONTINUED)
         108,346  Ameren Corp.........................................................  $     4,082,477
         135,337  Avista Corp.........................................................        4,148,079
          73,508  Consolidated Edison, Inc............................................        4,254,643
          53,334  Dominion Resources, Inc.............................................        3,566,445
          47,577  DTE Energy Co.......................................................        3,551,147
          70,849  PG&E Corp...........................................................        3,478,686
          93,305  Public Service Enterprise Group, Inc................................        3,665,020
          82,915  SCANA Corp..........................................................        4,199,645
          88,709  Vectren Corp........................................................        3,413,522
                                                                                        ---------------
                                                                                             37,995,909
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 0.4%
          41,214  Chevron Corp........................................................        3,975,915
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.4%
          83,613  Seagate Technology PLC..............................................        3,971,617
                                                                                        ---------------

                  THRIFTS & MORTGAGE FINANCE - 0.5%
         399,341  Northwest Bancshares, Inc...........................................        5,119,552
                                                                                        ---------------

                  TOBACCO - 1.8%
          87,690  Altria Group, Inc...................................................        4,288,918
          62,592  Philip Morris International, Inc....................................        5,018,001
          52,474  Reynolds American, Inc..............................................        3,917,709
          93,705  Universal Corp......................................................        5,371,170
                                                                                        ---------------
                                                                                             18,595,798
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 1.0%
         159,050  Aircastle Ltd.......................................................        3,605,664
         226,824  TAL International Group, Inc........................................        7,167,638
                                                                                        ---------------
                                                                                             10,773,302
                                                                                        ---------------
                  TOTAL COMMON STOCKS.................................................      209,390,016
                  (Cost $209,183,386)                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.4%

                  DIVERSIFIED REITS - 1.3%
         196,612  Liberty Property Trust..............................................        6,334,839
         333,704  Select Income REIT..................................................        6,887,650
                                                                                        ---------------
                                                                                             13,222,489
                                                                                        ---------------

                  HEALTH CARE REITS - 3.5%
         177,642  HCP, Inc............................................................        6,478,604
         140,482  LTC Properties, Inc.................................................        5,844,051
         564,819  Medical Properties Trust, Inc.......................................        7,404,777
          90,204  National Health Investors, Inc......................................        5,619,709
         151,123  Omega Healthcare Investors, Inc.....................................        5,188,053
         244,992  Sabra Health Care REIT, Inc.........................................        6,306,094
                                                                                        ---------------
                                                                                             36,841,288
                                                                                        ---------------

                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES/
      UNITS                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  MORTGAGE REITS - 9.3%
       1,215,621  Capstead Mortgage Corp..............................................  $    13,493,393
       1,051,682  Chimera Investment Corp.............................................       14,418,560
       1,924,994  CYS Investments, Inc................................................       14,880,204
       1,633,450  MFA Financial, Inc..................................................       12,071,195
         792,099  PennyMac Mortgage Investment Trust..................................       13,806,286
         509,453  Redwood Trust, Inc..................................................        7,998,412
         421,649  Starwood Property Trust, Inc........................................        9,094,969
       1,167,142  Two Harbors Investment Corp.........................................       11,367,963
                                                                                        ---------------
                                                                                             97,130,982
                                                                                        ---------------

                  OFFICE REITS - 1.1%
         303,684  BioMed Realty Trust, Inc............................................        5,873,249
         337,796  Parkway Properties, Inc.............................................        5,891,162
                                                                                        ---------------
                                                                                             11,764,411
                                                                                        ---------------

                  RETAIL REITS - 1.6%
         404,203  CBL & Associates Properties, Inc....................................        6,548,089
         146,923  National Retail Properties, Inc.....................................        5,143,774
         368,203  Retail Properties of America, Inc...................................        5,129,068
                                                                                        ---------------
                                                                                             16,820,931
                                                                                        ---------------

                  SPECIALIZED REITS - 2.6%
         201,580  Corrections Corp. of America........................................        6,668,267
         193,163  DuPont Fabros Technology, Inc.......................................        5,688,650
         132,185  EPR Properties......................................................        7,241,094
         202,668  GEO Group, Inc......................................................        6,923,139
                                                                                        ---------------
                                                                                             26,521,150
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS.................................      202,301,251
                  (Cost $217,359,289)                                                   ---------------

MASTER LIMITED PARTNERSHIPS - 18.9%

                  ENERGY EQUIPMENT & SERVICES - 0.9%
         426,220  Exterran Partners, L.P..............................................        9,589,950
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 18.0%
         192,057  Boardwalk Pipeline Partners, L.P....................................        2,788,668
          95,540  Buckeye Partners, L.P...............................................        7,063,272
       1,512,589  Capital Product Partners, L.P.......................................       11,813,320
         211,679  Cheniere Energy Partners, L.P.......................................        6,530,297
       1,037,134  Crestwood Midstream Partners, L.P...................................       11,615,901
         266,578  DCP Midstream Partners, L.P.........................................        8,181,279
         449,479  Dorchester Minerals, L.P............................................        9,614,356
         217,400  Enbridge Energy Partners, L.P.......................................        7,245,942
         160,016  Energy Transfer Partners, L.P.......................................        8,352,835
         390,167  EnLink Midstream Partners L.P.......................................        8,571,969
         178,305  Enterprise Products Partners, L.P...................................        5,329,536
         130,931  Genesis Energy L.P..................................................        5,746,561
         356,322  Golar LNG Partners, L.P.............................................        8,790,464

                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES/
      UNITS                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         251,458  Holly Energy Partners, L.P..........................................  $     8,836,234
          67,428  Magellan Midstream Partners, L.P....................................        4,947,867
         109,356  MarkWest Energy Partners, L.P.......................................        6,165,491
         606,529  Northern Tier Energy, L.P...........................................       14,417,194
         140,702  NuStar Energy, L.P..................................................        8,350,664
         256,110  ONEOK Partners, L.P.................................................        8,707,740
         152,566  Plains All American Pipeline, L.P...................................        6,647,301
         111,499  Spectra Energy Partners, L.P........................................        5,140,104
         271,268  Teekay LNG Partners, L.P............................................        8,734,830
         241,374  Transmontaigne Partners, L.P........................................        9,172,212
          74,181  Western Gas Partners, L.P...........................................        4,700,850
                                                                                        ---------------
                                                                                            187,464,887
                                                                                        ---------------
                  TOTAL MASTER LIMITED PARTNERSHIPS...................................      197,054,837
                  (Cost $219,236,952)                                                   ---------------

EXCHANGE-TRADED FUNDS - 20.5%

                  CAPITAL MARKETS - 20.5%
       4,275,590  First Trust Tactical High Yield ETF*................................      213,651,232
                                                                                        ---------------
                  TOTAL EXCHANGE-TRADED FUNDS.........................................      213,651,232
                  (Cost $211,415,290)                                                   ---------------

                  TOTAL INVESTMENTS - 99.5%...........................................    1,037,961,358
                  (Cost $1,076,921,859) (c)

                  NET OTHER ASSETS AND LIABILITIES - 0.5%.............................        4,845,503
                                                                                        ---------------
                  NET ASSETS - 100.0%.................................................  $ 1,042,806,861
                                                                                        ===============

-----------------------------
(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,586,423 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,546,924.


* Represents investments in affiliated funds.

                        See Notes to Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (MDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2        LEVEL 3
                                                    TOTAL          LEVEL 1        SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                       6/30/2015         PRICES          INPUTS          INPUTS
----------------------------------------------  --------------  --------------  --------------  --------------
$25 Par Preferred Securities**................  $  215,564,022  $  215,564,022  $           --  $           --
Common Stocks**...............................     209,390,016     209,390,016              --              --
Real Estate Investment Trusts**...............     202,301,251     202,301,251              --              --
Master Limited Partnerships**.................     197,054,837     197,054,837              --              --
Exchange-Traded Funds**.......................     213,651,232     213,651,232              --              --
                                                --------------  --------------  --------------  --------------
Total Investments.............................  $1,037,961,358  $1,037,961,358  $           --  $           --
                                                ==============  ==============  ==============  ==============

** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 39.0%

                  BANKS - 7.0%
          97,886  Agricultural Bank of China Ltd., Class H ...........................  $        52,911
          30,200  AMMB Holdings Bhd ..................................................           48,266
           2,400  Australia & New Zealand Banking Group Ltd. .........................           59,625
         494,212  Banco de Chile .....................................................           54,332
       1,150,704  Banco Santander Chile ..............................................           58,500
           3,910  Barclays Africa Group Ltd. .........................................           58,807
           6,757  Bendigo and Adelaide Bank Ltd. .....................................           63,916
          52,135  China Construction Bank Corp., Class H .............................           47,686
             837  Commonwealth Bank of Australia .....................................           54,976
       4,995,088  Corpbanca S.A. .....................................................           55,165
          58,217  Industrial & Commercial Bank of China Ltd., Class H ................           46,189
          56,628  King's Town Bank Co. Ltd. ..........................................           49,187
           1,335  Laurentian Bank of Canada ..........................................           51,455
          29,200  Malayan Banking Bhd ................................................           70,736
           4,896  Nordea Bank AB .....................................................           61,068
           4,242  Skandinaviska Enskilda Banken AB ...................................           54,241
           2,904  Swedbank AB, A Shares ..............................................           67,715
           2,263  Westpac Banking Corp. ..............................................           56,134
                                                                                        ---------------
                                                                                              1,010,909
                                                                                        ---------------

                  CAPITAL MARKETS - 0.4%
           1,664  IGM Financial, Inc. ................................................           52,998
                                                                                        ---------------

                  CHEMICALS - 0.7%
           7,123  Israel Chemicals Ltd. ..............................................           49,771
           1,629  Potash Corp. of Saskatchewan, Inc. .................................           50,448
                                                                                        ---------------
                                                                                                100,219
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 0.4%
           1,644  NCC AB, Class B ....................................................           50,194
                                                                                        ---------------

                  CONSTRUCTION MATERIALS - 0.3%
          41,785  Asia Cement Corp. ..................................................           49,430
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
           1,255  BCE, Inc. ..........................................................           53,315
                                                                                        ---------------

                  ELECTRIC UTILITIES - 8.0%
         118,690  AusNet Services ....................................................          127,747
           6,186  CEZ A.S. ...........................................................          143,629
           6,588  CLP Holdings Ltd. ..................................................           56,093
          25,570  Contact Energy Ltd. ................................................           86,811
           1,650  Elia System Operator S.A./N.V. .....................................           66,756
           2,797  Emera, Inc. ........................................................           88,098
           2,660  Fortis, Inc. .......................................................           74,710
           8,001  Fortum OYJ .........................................................          142,183
          94,404  Spark Infrastructure Group .........................................          142,397
           5,429  SSE PLC ............................................................          131,026
          24,383  Terna Rete Elettrica Nazionale SpA .................................          107,755
                                                                                        ---------------
                                                                                              1,167,205
                                                                                        ---------------

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
          28,582  Chin-Poon Industrial Co. ...........................................  $        43,538
          54,122  WPG Holdings Ltd. ..................................................           67,796
          37,284  WT Microelectronics Co., Ltd. ......................................           56,190
                                                                                        ---------------
                                                                                                167,524
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 0.4%
           2,562  Woolworths Ltd. ....................................................           53,292
                                                                                        ---------------

                  INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 4.1%
           6,816  Capital Power Corp. ................................................          117,547
          14,612  Innergex Renewable Energy, Inc. ....................................          124,243
          11,405  Northland Power, Inc. ..............................................          144,457
          48,900  Ratchaburi Electricity Generating Holding PCL ......................           82,886
          16,952  TransAlta Corp. ....................................................          131,382
                                                                                        ---------------
                                                                                                600,515
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 0.9%
           9,900  Keppel Corp., Ltd. .................................................           60,421
          12,792  Reunert Ltd. .......................................................           69,711
                                                                                        ---------------
                                                                                                130,132
                                                                                        ---------------

                  INSURANCE - 4.3%
           9,210  Amlin PLC ..........................................................           68,941
           3,387  CNP Assurances .....................................................           56,564
           4,100  Delta Lloyd N.V. ...................................................           67,306
           3,405  Gjensidige Forsikring ASA ..........................................           54,894
          18,041  Insurance Australia Group Ltd. .....................................           77,671
          12,421  Legal & General Group PLC ..........................................           48,577
           5,644  Phoenix Group Holdings .............................................           72,719
           1,114  Sampo OYJ, Class A .................................................           52,472
             666  Swiss Re AG ........................................................           58,946
             215  Zurich Insurance Group AG ..........................................           65,446
                                                                                        ---------------
                                                                                                623,536
                                                                                        ---------------

                  MACHINERY - 0.3%
          22,800  Sembcorp Marine Ltd ................................................           48,077
                                                                                        ---------------

                  MEDIA - 0.3%
          12,291  SKY Network Television Ltd. ........................................           50,057
                                                                                        ---------------

                  METALS & MINING - 0.3%
           1,171  Rio Tinto Ltd. .....................................................           48,562
                                                                                        ---------------

                  MULTI-UTILITIES - 4.8%
           8,160  AGL Energy Ltd. ....................................................           97,900
           2,314  Canadian Utilities Ltd., Class A ...................................           66,641
          30,503  Centrica PLC .......................................................          126,434
          85,078  DUET Group .........................................................          151,633
           8,244  National Grid PLC ..................................................          105,855
         354,300  YTL Corp. Bhd ......................................................          145,551
                                                                                        ---------------
                                                                                                694,014
                                                                                        ---------------

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
           4,324  Lend Lease Group ...................................................  $        50,143
          58,520  Ruentex Development Co., Ltd. ......................................           92,556
             665  Swiss Prime Site AG ................................................           50,465
           9,412  Wharf Holdings (The) Ltd. ..........................................           62,653
                                                                                        ---------------
                                                                                                255,817
                                                                                        ---------------

                  TEXTILES, APPAREL & LUXURY GOODS - 0.5%
          33,050  Ruentex Industries Ltd. ............................................           75,624
                                                                                        ---------------

                  WATER UTILITIES - 2.2%
           6,760  Pennon Group PLC ...................................................           86,088
           2,820  Severn Trent PLC ...................................................           92,208
         420,500  TTW PCL ............................................................          140,683
                                                                                        ---------------
                                                                                                318,979
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 0.7%
           1,461  Rogers Communications, Inc., Class B ...............................           51,819
          14,348  Vodafone Group PLC .................................................           51,818
                                                                                        ---------------
                                                                                                103,637
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        5,654,036
                  (Cost $6,013,157)                                                     ---------------

REAL ESTATE INVESTMENT TRUSTS - 19.8%

                  DIVERSIFIED REITS - 6.7%
          12,942  Artis Real Estate Investment Trust .................................          142,062
          10,613  Cominar Real Estate Investment Trust ...............................          150,655
          56,808  Growthpoint Properties Ltd. ........................................          123,553
           6,471  H&R Real Estate Investment Trust ...................................          116,260
         156,800  Mapletree Greater China Commercial Trust ...........................          118,748
         141,609  Redefine Properties Ltd. ...........................................          118,842
          32,703  Stockland ..........................................................          103,451
          80,000  Suntec Real Estate Investment Trust ................................          102,461
                                                                                        ---------------
                                                                                                976,032
                                                                                        ---------------

                  INDUSTRIAL REITS - 3.2%
          66,700  Ascendas Real Estate Investment Trust ..............................          121,827
          40,577  BWP Trust ..........................................................           95,800
         110,100  Mapletree Industrial Trust .........................................          127,524
         141,900  Mapletree Logistics Trust ..........................................          119,053
                                                                                        ---------------
                                                                                                464,204
                                                                                        ---------------

                  OFFICE REITS - 4.8%
          83,800  CapitaLand Commercial Trust ........................................           97,062
         170,936  Cromwell Property Group ............................................          135,183
          17,243  Dexus Property Group ...............................................           97,118
           7,817  Dream Office Real Estate Investment Trust ..........................          153,586
          33,425  Investa Office Fund ................................................           97,998
         128,300  Keppel REIT ........................................................          109,072
                                                                                        ---------------
                                                                                                690,019
                                                                                        ---------------

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

                  RETAIL REITS - 5.1%
           4,484  Calloway Real Estate Investment Trust ..............................  $       103,825
          62,400  CapitaLand Mall Trust ..............................................           99,610
          37,192  Charter Hall Retail REIT ...........................................          121,669
           2,140  Eurocommercial Properties N.V. .....................................           89,240
          48,603  Federation Centres .................................................          109,499
           4,511  Mercialys S.A. .....................................................          100,657
             435  Unibail-Rodamco SE .................................................          109,941
                                                                                        ---------------
                                                                                                734,441
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................        2,864,696
                  (Cost $2,994,860)                                                     ---------------

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$25 PAR PREFERRED SECURITIES - 9.7%

                  BANKS - 3.0%
           5,914  Bank of Montreal, Series 27 (b)..............    4.00%       (a)              110,088
           5,293  Bank of Montreal, Series 29 (b)..............    3.90%       (a)               96,410
           5,459  Royal Bank of Canada, Series AZ (b)..........    4.00%       (a)              102,493
           5,257  Royal Bank of Canada, Series BB (b)..........    3.90%       (a)               96,596
           1,453  Royal Bank of Canada, Series BD (b)..........    3.60%       (a)               28,792
                                                                                        ---------------
                                                                                                434,379
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
          10,171  BCE, Inc., Series AK (b).....................    4.15%       (a)              138,925
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 5.8%
           8,646  Enbridge, Inc., Series 3 (b).................    4.00%       (a)              123,287
           8,701  Enbridge, Inc., Series B (b).................    4.00%       (a)              122,608
           8,597  Enbridge, Inc., Series D (b).................    4.00%       (a)              121,762
           8,238  Enbridge, Inc., Series F (b).................    4.00%       (a)              120,701
           7,537  Enbridge, Inc., Series N (b).................    4.00%       (a)              114,654
           7,944  Enbridge, Inc., Series P (b).................    4.00%       (a)              117,602
           8,064  Enbridge, Inc., Series R (b).................    4.00%       (a)              119,766
                                                                                        ---------------
                                                                                                840,380
                                                                                        ---------------
                  TOTAL $25 PAR PREFERRED SECURITIES .................................        1,413,684
                  (Cost $1,536,344)                                                     ---------------

$75 PAR PREFERRED SECURITIES - 1.3%

                  INDUSTRIAL CONGLOMERATES - 1.3%
         114,299  San Miguel Corp., Series 2A (b)..............    7.50%       (a)              190,498
                                                                                        ---------------
                  TOTAL $75 PAR PREFERRED SECURITIES .................................          190,498
                  (Cost $194,908)                                                       ---------------

                        See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

                                                                  STATED      STATED
    SHARES                         DESCRIPTION                     RATE      MATURITY        VALUE
----------------  ---------------------------------------------  ---------  ----------  ---------------
$100 PAR PREFERRED SECURITIES - 6.2%

                  BANKS - 6.2%
           1,447  Australia & New Zealand Banking Group
                      Ltd., Series CAP (c).....................    5.63%       (a)      $       109,398
           1,452  Australia & New Zealand Banking Group
                      Ltd., Series CAP2 (c)....................    5.56%       (a)              106,999
           1,334  Australia & New Zealand Banking Group
                      Ltd., Series CPS2 (c)....................    5.26%       (a)              103,439
           1,334  Australia & New Zealand Banking Group
                      Ltd., Series CPS3 (c)....................    5.42%       (a)              102,976
           1,439  Commonwealth Bank of Australia, Series VI
                      (c)......................................    5.96%       (a)              111,083
             652  Commonwealth Bank of Australia, Series
                      VII (c)..................................    4.96%       (a)               45,652
           1,421  National Australia Bank Ltd., Series CPS
                      (c)......................................    5.35%       (a)              106,206
           1,456  National Australia Bank Ltd., Series CPS2
                     (c).......................................    5.41%       (a)              107,743
           1,418  Westpac Banking Corp., Series CN1 (c)........    5.36%       (a)              106,725
                                                                                        ---------------
                  TOTAL $100 PAR PREFERRED SECURITIES ................................          900,221
                  (Cost $954,209)                                                       ---------------

OTHER PREFERRED SECURITIES - 2.5%

                  BANKS - 2.5%
          67,988  Lloyds Banking Group PLC ....................    9.25%       (a)              146,352
          31,307  Standard Bank Group Ltd. (b).................    6.65%       (a)              217,188
                                                                                        ---------------
                  TOTAL OTHER PREFERRED SECURITIES ...................................          363,540
                  (Cost $408,838)                                                       ---------------

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 20.0%

                  CAPITAL MARKETS - 20.0%
         148,353  Market Vectors Emerging Markets Local Currency Bond ETF ............        2,898,818
                                                                                        ---------------
                  TOTAL EXCHANGE-TRADED FUNDS ........................................        2,898,818
                  (Cost $2,933,931)                                                     ---------------

                  TOTAL INVESTMENTS - 98.5% ..........................................       14,285,493
                  (Cost $15,036,247) (d)

                  NET OTHER ASSETS AND LIABILITIES - 1.5% ............................          223,669
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    14,509,162
                                                                                        ===============

-----------------------------
(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2015. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) Floating rate security. The interest rate shown reflects the rate in effect at June 30, 2015.


                See Notes to Portfolio of Investments

INTERNATIONAL MULTI-ASSET DIVERSIFIED INCOME INDEX FUND (YDIV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $262,090 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,012,844.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     5,654,036  $   5,654,036  $            --  $           --
Real Estate Investment Trusts*................        2,864,696      2,864,696               --              --
$25 Par Preferred Securities*.................        1,413,684      1,413,684               --              --
$75 Par Preferred Securities*.................          190,498        190,498               --              --
$100 Par Preferred Securities*................          900,221        900,221               --              --
Other Preferred Securities*...................          363,540        363,540               --              --
Exchange-Traded Funds*........................        2,898,818      2,898,818               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $    14,285,493  $  14,285,493  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.4%

                  AEROSPACE & DEFENSE - 4.9%
             327  Boeing (The) Co. ...................................................  $        45,361
             659  General Dynamics Corp. .............................................           93,374
             234  Lockheed Martin Corp. ..............................................           43,501
             982  Triumph Group, Inc. ................................................           64,802
                                                                                        ---------------
                                                                                                247,038
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.1%
             365  FedEx Corp. ........................................................           62,196
             471  United Parcel Service, Inc., Class B (a)............................           45,645
                                                                                        ---------------
                                                                                                107,841
                                                                                        ---------------

                  AIRLINES - 2.6%
           1,097  Alaska Air Group, Inc. .............................................           70,679
           2,059  JetBlue Airways Corp. (b)...........................................           42,745
             374  United Continental Holdings, Inc. (b)...............................           19,826
                                                                                        ---------------
                                                                                                133,250
                                                                                        ---------------

                  AUTO COMPONENTS - 0.4%
             663  Gentex Corp. .......................................................           10,887
              94  Visteon Corp. (b)...................................................            9,868
                                                                                        ---------------
                                                                                                 20,755
                                                                                        ---------------

                  AUTOMOBILES - 1.6%
           5,367  Ford Motor Co. .....................................................           80,559
                                                                                        ---------------

                  BANKS - 2.7%
           1,652  CIT Group, Inc. ....................................................           76,801
             416  Citizens Financial Group, Inc. .....................................           11,361
           1,462  FirstMerit Corp. ...................................................           30,453
           1,142  Umpqua Holdings Corp. ..............................................           20,545
                                                                                        ---------------
                                                                                                139,160
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.7%
             485  Amgen, Inc. ........................................................           74,457
             619  Dyax Corp. (b)......................................................           16,403
           1,082  Gilead Sciences, Inc. ..............................................          126,681
           1,396  OPKO Health, Inc. (b)...............................................           22,448
                                                                                        ---------------
                                                                                                239,989
                                                                                        ---------------

                  CHEMICALS - 2.2%
             180  CF Industries Holdings, Inc. .......................................           11,570
           1,771  Dow Chemical Co. (a)................................................           90,622
             152  Westlake Chemical Corp. ............................................           10,426
                                                                                        ---------------
                                                                                                112,618
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.0%
           1,121  Waste Connections, Inc. ............................................           52,822
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.9%
           2,096  Brocade Communications Systems, Inc. ...............................           24,900

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMUNICATIONS EQUIPMENT (CONTINUED)
           2,569  Cisco Systems, Inc. (a).............................................  $        70,545
                                                                                        ---------------
                                                                                                 95,445
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.2%
             304  Berry Plastics Group, Inc. (b)......................................            9,850
                                                                                        ---------------

                  DISTRIBUTORS - 0.2%
             349  LKQ Corp. (b).......................................................           10,555
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.9%
           3,259  Service Corp. International ........................................           95,912
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
           3,692  AT&T, Inc. .........................................................          131,140
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.1%
           6,936  AVX Corp. ..........................................................           93,358
             751  Jabil Circuit, Inc. ................................................           15,989
                                                                                        ---------------
                                                                                                109,347
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.7%
             136  Dril-Quip, Inc. (b).................................................           10,234
           2,964  Patterson-UTI Energy, Inc. .........................................           55,768
           1,695  RPC, Inc. ..........................................................           23,442
             627  Schlumberger Ltd. ..................................................           54,041
           2,179  Superior Energy Services, Inc. .....................................           45,846
                                                                                        ---------------
                                                                                                189,331
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.5%
             170  Costco Wholesale Corp. .............................................           22,960
             749  CVS Health Corp. ...................................................           78,555
           1,762  Wal-Mart Stores, Inc. (a)...........................................          124,979
                                                                                        ---------------
                                                                                                226,494
                                                                                        ---------------

                  FOOD PRODUCTS - 2.1%
             226  Bunge Ltd. .........................................................           19,843
           1,526  Flowers Foods, Inc. ................................................           32,275
           1,202  Pilgrim's Pride Corp. ..............................................           27,610
             584  Pinnacle Foods, Inc. ...............................................           26,595
                                                                                        ---------------
                                                                                                106,323
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
             137  DexCom, Inc. (b)....................................................           10,957
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.1%
             558  Catamaran Corp. (b).................................................           34,083
             204  Express Scripts Holding Co. (b).....................................           18,144
           1,012  Health Net, Inc. (b)................................................           64,889
             360  HealthSouth Corp. ..................................................           16,581
             250  Humana, Inc. .......................................................           47,820
           1,069  UnitedHealth Group, Inc. ...........................................          130,418
                                                                                        ---------------
                                                                                                311,935
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE - 3.4%
             343  Brinker International, Inc. ........................................  $        19,774
             193  Las Vegas Sands Corp. ..............................................           10,146
           1,349  McDonald's Corp. (a)................................................          128,250
             141  Vail Resorts, Inc. .................................................           15,397
                                                                                        ---------------
                                                                                                173,567
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
              15  NVR, Inc. (b).......................................................           20,100
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.1%
             154  Colgate-Palmolive Co. ..............................................           10,073
             617  Procter & Gamble (The) Co. (a)......................................           48,274
                                                                                        ---------------
                                                                                                 58,347
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 1.0%
           1,873  General Electric Co. (a)............................................           49,766
                                                                                        ---------------

                  INTERNET & CATALOG RETAIL - 0.3%
             604  Liberty Interactive Corp. QVC Group, Class A (b)....................           16,761
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 1.2%
             118  Google, Inc., Class C (b)...........................................           61,420
                                                                                        ---------------

                  IT SERVICES - 3.1%
           1,043  Accenture PLC, Class A (a)..........................................          100,942
             347  International Business Machines Corp. ..............................           56,443
                                                                                        ---------------
                                                                                                157,385
                                                                                        ---------------

                  MEDIA - 2.6%
           2,159  Comcast Corp., Class A .............................................          129,842
                                                                                        ---------------

                  METALS & MINING - 2.5%
             616  Compass Minerals International, Inc. ...............................           50,598
             909  Reliance Steel & Aluminum Co. ......................................           54,976
             935  Steel Dynamics, Inc. ...............................................           19,369
                                                                                        ---------------
                                                                                                124,943
                                                                                        ---------------

                  MULTILINE RETAIL - 0.4%
             472  Big Lots, Inc. .....................................................           21,235
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 3.2%
             452  CVR Energy, Inc. (a)................................................           17,013
           1,510  Exxon Mobil Corp. (a)...............................................          125,632
             249  HollyFrontier Corp. ................................................           10,630
             274  Western Refining, Inc. .............................................           11,952
                                                                                        ---------------
                                                                                                165,227
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.4%
             485  Domtar Corp. .......................................................           20,079
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.5%
             427  Herbalife Ltd. (b)..................................................           23,523
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PHARMACEUTICALS - 5.7%
           1,298  Johnson & Johnson (a)...............................................  $       126,503
           1,685  Merck & Co., Inc. (a)...............................................           95,927
           1,942  Pfizer, Inc. (a) ...................................................           65,115
                                                                                        ---------------
                                                                                                287,545
                                                                                        ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 1.6%
           1,044  CBL & Associates Properties, Inc. ..................................           16,913
           2,244  Hospitality Properties Trust .......................................           64,672
                                                                                        ---------------
                                                                                                 81,585
                                                                                        ---------------

                  ROAD & RAIL - 0.8%
             416  Con-way, Inc. ......................................................           15,962
             262  Union Pacific Corp. ................................................           24,987
                                                                                        ---------------
                                                                                                 40,949
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
           4,022  Intel Corp. (a).....................................................          122,329
                                                                                        ---------------

                  SOFTWARE - 5.4%
           1,155  Activision Blizzard, Inc. ..........................................           27,963
           1,684  Aspen Technology, Inc. (b)..........................................           76,706
           2,804  Microsoft Corp. (a).................................................          123,797
           1,108  Oracle Corp. (a)....................................................           44,652
                                                                                        ---------------
                                                                                                273,118
                                                                                        ---------------

                  SPECIALTY RETAIL - 4.6%
           2,260  Aaron's, Inc. ......................................................           81,835
             537  Foot Locker, Inc. ..................................................           35,984
             888  Home Depot (The), Inc. (a) .........................................           98,683
             147  Lowe's Cos., Inc. ..................................................            9,845
             178  Murphy USA, Inc. (b)................................................            9,936
                                                                                        ---------------
                                                                                                236,283
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
           1,954  Apple, Inc. (a).....................................................          245,081
           1,472  EMC Corp. ..........................................................           38,846
             226  Lexmark International, Inc., Class A ...............................            9,989
                                                                                        ---------------
                                                                                                293,916
                                                                                        ---------------

                  TOBACCO - 2.5%
           2,645  Altria Group, Inc. (a) .............................................          129,367
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
             663  MRC Global, Inc. (b)................................................           10,237
             141  WESCO International, Inc. (b).......................................            9,678
                                                                                        ---------------
                                                                                                 19,915
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 2.4%
           2,385  Telephone & Data Systems, Inc. .....................................           70,119
           1,352  United States Cellular Corp. (b)....................................           50,930
                                                                                        ---------------
                                                                                                121,049
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.4% ..........................................        5,059,572
                  (Cost $5,014,508) (c)                                                 ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST HIGH INCOME ETF (FTHI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

    NUMBER OF
    CONTRACTS                                 DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
CALL OPTIONS WRITTEN - (0.4%)

                  S&P 500 Index Calls
               2  @ $2,150.00 due July 2015 ..........................................  $          (180)
               1  @ $2,175.00 due July 2015 ..........................................              (25)
               3  @ $2,125.00 due August 2015 ........................................           (4,275)
               3  @ $2,150.00 due August 2015 ........................................           (2,265)
               4  @ $2,125.00 due September 2015 .....................................           (9,060)
               3  @ $2,150.00 due September 2015 .....................................           (4,200)
                                                                                        ---------------
                  TOTAL CALL OPTIONS WRITTEN .........................................          (20,005)
                  (Premiums received $49,531)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 1.0% ............................           49,731
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     5,089,298
                                                                                        ===============

-----------------------------
(a) All or a portion of this security is pledged to cover index call options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $161,552 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $116,488.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):


                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     5,059,572  $   5,059,572  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Call Options Written..........................  $       (20,005) $    (20,005)  $            --  $           --
                                                ===============  =============  ===============  ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.3%

                  AEROSPACE & DEFENSE - 4.9%
             259  Boeing (The) Co. ...................................................  $        35,928
             521  General Dynamics Corp. .............................................           73,821
             185  Lockheed Martin Corp. ..............................................           34,392
             777  Triumph Group, Inc. ................................................           51,274
                                                                                        ---------------
                                                                                                195,415
                                                                                        ---------------

                  AIR FREIGHT & LOGISTICS - 2.1%
             289  FedEx Corp. ........................................................           49,246
             373  United Parcel Service, Inc., Class B (a)............................           36,147
                                                                                        ---------------
                                                                                                 85,393
                                                                                        ---------------

                  AIRLINES - 2.6%
             868  Alaska Air Group, Inc. .............................................           55,925
           1,630  JetBlue Airways Corp. (b)...........................................           33,839
             296  United Continental Holdings, Inc. (b)...............................           15,691
                                                                                        ---------------
                                                                                                105,455
                                                                                        ---------------

                  AUTO COMPONENTS - 0.4%
             524  Gentex Corp. .......................................................            8,604
              75  Visteon Corp. (b)...................................................            7,874
                                                                                        ---------------
                                                                                                 16,478
                                                                                        ---------------

                  AUTOMOBILES - 1.6%
           4,242  Ford Motor Co. .....................................................           63,672
                                                                                        ---------------

                  BANKS - 2.7%
           1,304  CIT Group, Inc. ....................................................           60,623
             330  Citizens Financial Group, Inc. .....................................            9,012
           1,153  FirstMerit Corp. ...................................................           24,017
             903  Umpqua Holdings Corp. ..............................................           16,245
                                                                                        ---------------
                                                                                                109,897
                                                                                        ---------------

                  BIOTECHNOLOGY - 4.7%
             384  Amgen, Inc. ........................................................           58,952
             493  Dyax Corp. (b)......................................................           13,064
             857  Gilead Sciences, Inc. ..............................................          100,338
           1,105  OPKO Health, Inc. (b)...............................................           17,768
                                                                                        ---------------
                                                                                                190,122
                                                                                        ---------------

                  CHEMICALS - 2.2%
             145  CF Industries Holdings, Inc. .......................................            9,320
           1,399  Dow Chemical Co. (a)................................................           71,587
             120  Westlake Chemical Corp. ............................................            8,231
                                                                                        ---------------
                                                                                                 89,138
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 1.0%
             886  Waste Connections, Inc. ............................................           41,748
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 1.9%
           1,659  Brocade Communications Systems, Inc. ...............................           19,709

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  COMMUNICATIONS EQUIPMENT (CONTINUED)
           2,031  Cisco Systems, Inc. (a).............................................  $        55,771
                                                                                        ---------------
                                                                                                 75,480
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 0.2%
             240  Berry Plastics Group, Inc. (b)......................................            7,776
                                                                                        ---------------

                  DISTRIBUTORS - 0.2%
             276  LKQ Corp. (b).......................................................            8,348
                                                                                        ---------------

                  DIVERSIFIED CONSUMER SERVICES - 1.9%
           2,580  Service Corp. International ........................................           75,929
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.6%
           2,918  AT&T, Inc. .........................................................          103,647
                                                                                        ---------------

                  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
           5,488  AVX Corp. ..........................................................           73,869
             594  Jabil Circuit, Inc. ................................................           12,646
                                                                                        ---------------
                                                                                                 86,515
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 3.7%
             108  Dril-Quip, Inc. (b) ................................................            8,127
           2,343  Patterson-UTI Energy, Inc. .........................................           44,084
           1,342  RPC, Inc. ..........................................................           18,560
             496  Schlumberger Ltd. ..................................................           42,750
           1,724  Superior Energy Services, Inc. .....................................           36,273
                                                                                        ---------------
                                                                                                149,794
                                                                                        ---------------

                  FOOD & STAPLES RETAILING - 4.4%
             134  Costco Wholesale Corp. .............................................           18,098
             592  CVS Health Corp. ...................................................           62,089
           1,395  Wal-Mart Stores, Inc. (a)...........................................           98,947
                                                                                        ---------------
                                                                                                179,134
                                                                                        ---------------

                  FOOD PRODUCTS - 2.1%
             178  Bunge Ltd. .........................................................           15,628
           1,207  Flowers Foods, Inc. ................................................           25,528
             950  Pilgrim's Pride Corp. ..............................................           21,822
             461  Pinnacle Foods, Inc. ...............................................           20,994
                                                                                        ---------------
                                                                                                 83,972
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
             108  DexCom, Inc. (b)....................................................            8,638
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 6.1%
             441  Catamaran Corp. (b).................................................           26,936
             161  Express Scripts Holding Co. (b).....................................           14,319
             803  Health Net, Inc. (b)................................................           51,489
             285  HealthSouth Corp. ..................................................           13,127
             198  Humana, Inc. .......................................................           37,874
             847  UnitedHealth Group, Inc. ...........................................          103,334
                                                                                        ---------------
                                                                                                247,079
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE - 3.4%
             271  Brinker International, Inc. ........................................  $        15,623
             153  Las Vegas Sands Corp. ..............................................            8,043
           1,066  McDonald's Corp. (a)................................................          101,345
             111  Vail Resorts, Inc. .................................................           12,121
                                                                                        ---------------
                                                                                                137,132
                                                                                        ---------------

                  HOUSEHOLD DURABLES - 0.4%
              12  NVR, Inc. (b).......................................................           16,080
                                                                                        ---------------

                  HOUSEHOLD PRODUCTS - 1.1%
             122  Colgate-Palmolive Co. ..............................................            7,980
             488  Procter & Gamble (The) Co. (a)......................................           38,181
                                                                                        ---------------
                                                                                                 46,161
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 1.0%
           1,480  General Electric Co. (a)............................................           39,324
                                                                                        ---------------

                  INTERNET & CATALOG RETAIL - 0.3%
             477  Liberty Interactive Corp. QVC Group, Class A (b)....................           13,237
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 1.2%
              93  Google, Inc., Class C (b)...........................................           48,407
                                                                                        ---------------

                  IT SERVICES - 3.1%
             826  Accenture PLC, Class A (a)..........................................           79,940
             275  International Business Machines Corp. ..............................           44,732
                                                                                        ---------------
                                                                                                124,672
                                                                                        ---------------

                  MEDIA - 2.6%
           1,708  Comcast Corp., Class A .............................................          102,719
                                                                                        ---------------

                  METALS & MINING - 2.5%
             487  Compass Minerals International, Inc. ...............................           40,002
             718  Reliance Steel & Aluminum Co. ......................................           43,425
             740  Steel Dynamics, Inc. ...............................................           15,329
                                                                                        ---------------
                                                                                                 98,756
                                                                                        ---------------

                  MULTILINE RETAIL - 0.4%
             373  Big Lots, Inc. .....................................................           16,781
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 3.2%
             357  CVR Energy, Inc. (a)................................................           13,437
           1,196  Exxon Mobil Corp. (a)...............................................           99,507
             197  HollyFrontier Corp. ................................................            8,410
             217  Western Refining, Inc. .............................................            9,466
                                                                                        ---------------
                                                                                                130,820
                                                                                        ---------------

                  PAPER & FOREST PRODUCTS - 0.4%
             383  Domtar Corp. .......................................................           15,856
                                                                                        ---------------

                  PERSONAL PRODUCTS - 0.5%
             338  Herbalife Ltd. (b)..................................................           18,620
                                                                                        ---------------

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  PHARMACEUTICALS - 5.6%
           1,027  Johnson & Johnson (a)...............................................  $       100,091
           1,333  Merck & Co., Inc. (a)...............................................           75,888
           1,535  Pfizer, Inc. (a)....................................................           51,469
                                                                                        ---------------
                                                                                                227,448
                                                                                        ---------------

                  REAL ESTATE INVESTMENT TRUSTS - 1.6%
             829  CBL & Associates Properties, Inc. ..................................           13,430
           1,778  Hospitality Properties Trust .......................................           51,242
                                                                                        ---------------
                                                                                                 64,672
                                                                                        ---------------

                  ROAD & RAIL - 0.8%
             328  Con-way, Inc. ......................................................           12,585
             207  Union Pacific Corp. ................................................           19,742
                                                                                        ---------------
                                                                                                 32,327
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
           3,179  Intel Corp. (a).....................................................           96,689
                                                                                        ---------------

                  SOFTWARE - 5.4%
             913  Activision Blizzard, Inc. ..........................................           22,104
           1,331  Aspen Technology, Inc. (b)..........................................           60,627
           2,217  Microsoft Corp. (a).................................................           97,881
             875  Oracle Corp. (a)....................................................           35,262
                                                                                        ---------------
                                                                                                215,874
                                                                                        ---------------

                  SPECIALTY RETAIL - 4.6%
           1,790  Aaron's, Inc. ......................................................           64,816
             424  Foot Locker, Inc. ..................................................           28,412
             702  Home Depot (The), Inc. (a) .........................................           78,013
             116  Lowe's Cos., Inc. ..................................................            7,769
             141  Murphy USA, Inc. (b)................................................            7,871
                                                                                        ---------------
                                                                                                186,881
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
           1,545  Apple, Inc. (a).....................................................          193,782
           1,163  EMC Corp. ..........................................................           30,691
             179  Lexmark International, Inc., Class A ...............................            7,912
                                                                                        ---------------
                                                                                                232,385
                                                                                        ---------------

                  TOBACCO - 2.5%
           2,092  Altria Group, Inc. (a) .............................................          102,320
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
             525  MRC Global, Inc. (b)................................................            8,106
             112  WESCO International, Inc. (b).......................................            7,688
                                                                                        ---------------
                                                                                                 15,794
                                                                                        ---------------

                  WIRELESS TELECOMMUNICATION SERVICES - 2.4%
           1,887  Telephone & Data Systems, Inc. .....................................           55,478

                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  WIRELESS TELECOMMUNICATION SERVICES (CONTINUED)
           1,071  United States Cellular Corp. (b)....................................  $        40,344
                                                                                        ---------------
                                                                                                 95,822
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        4,002,407
                  (Cost $3,936,024)                                                     ---------------

    NUMBER OF
    CONTRACTS                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
PUT OPTIONS PURCHASED - 0.2%
                  S&P 500 Index Puts
               1  @ $1,900.00 due July 2015 ..........................................              390

               3  @ $1,850.00 due September 2015 .....................................            4,950

               2  @ $1,900.00 due September 2015 .....................................            4,380
                                                                                        ---------------
                  TOTAL PUT OPTIONS PURCHASED ........................................            9,720
                  (Cost $11,788)                                                        ---------------

                  TOTAL INVESTMENTS - 99.5% ..........................................        4,012,127
                  (Cost $3,947,812) (c)                                                 ---------------

CALL OPTIONS WRITTEN - (0.4%)
                  S&P 500 Index Calls
               2  @ $2,150.00 due July 2015 ..........................................             (180)
               1  @ $2,175.00 due July 2015 ..........................................              (25)
               2  @ $2,125.00 due August 2015 ........................................           (2,850)
               2  @ $2,150.00 due August 2015 ........................................           (1,510)
               3  @ $1,750.00 due September 2015 .....................................           (2,805)
               3  @ $2,125.00 due September 2015 .....................................           (6,795)
               2  @ $2,150.00 due September 2015 .....................................           (2,800)
                                                                                        ---------------
                  TOTAL CALL OPTIONS WRITTEN .........................................          (16,965)
                  (Premiums received $39,664)                                           ---------------

                  NET OTHER ASSETS AND LIABILITIES - 0.9% ............................           36,041
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $     4,031,203
                                                                                        ===============

-----------------------------
(a) All or a portion of this security is pledged to cover index call options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $142,411 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,096.


                        See Notes to Portfolio of Investments

FIRST TRUST LOW BETA INCOME ETF (FTLB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $     4,002,407  $   4,002,407  $            --  $           --
Put Options Purchased.........................            9,720          9,720               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $     4,012,127  $   4,012,127  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Call Options Written..........................  $       (16,965) $     (16,965) $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  AEROSPACE & DEFENSE - 9.9%
           3,251  Boeing (The) Co. ...................................................  $       450,979
           3,252  General Dynamics Corp. .............................................          460,776
           4,479  Honeywell International, Inc. ......................................          456,724
           2,859  Northrop Grumman Corp. .............................................          453,523
           4,690  Raytheon Co. .......................................................          448,739
                                                                                        ---------------
                                                                                              2,270,741
                                                                                        ---------------

                  BANKS - 8.1%
          22,426  Fifth Third Bancorp. ...............................................          466,909
           6,931  JPMorgan Chase & Co. ...............................................          469,645
           4,858  PNC Financial Services Group, Inc. .................................          464,668
           8,271  Wells Fargo & Co. ..................................................          465,161
                                                                                        ---------------
                                                                                              1,866,383
                                                                                        ---------------

                  BIOTECHNOLOGY - 2.0%
           2,936  Amgen, Inc. ........................................................          450,735
                                                                                        ---------------

                  CAPITAL MARKETS - 4.0%
           2,213  Goldman Sachs Group, Inc. ..........................................          462,052
           5,977  State Street Corp. .................................................          460,229
                                                                                        ---------------
                                                                                                922,281
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 5.9%
          16,254  Cisco Systems, Inc. ................................................          446,335
           8,128  Motorola Solutions, Inc. ...........................................          466,059
           7,055  QUALCOMM, Inc. .....................................................          441,855
                                                                                        ---------------
                                                                                              1,354,249
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 6.0%
           6,544  Helmerich & Payne, Inc. ............................................          460,829
           9,587  National Oilwell Varco, Inc. .......................................          462,860
           5,447  Schlumberger Ltd. ..................................................          469,477
                                                                                        ---------------
                                                                                              1,393,166
                                                                                        ---------------

                  FOOD PRODUCTS - 1.9%
           9,162  Archer-Daniels-Midland Co. .........................................          441,792
                                                                                        ---------------

                  HEALTH CARE PROVIDERS & SERVICES - 4.1%
           2,859  Anthem, Inc. .......................................................          469,276
           3,921  UnitedHealth Group, Inc. ...........................................          478,362
                                                                                        ---------------
                                                                                                947,638
                                                                                        ---------------

                  INDUSTRIAL CONGLOMERATES - 2.0%
           5,497  Danaher Corp. ......................................................          470,488
                                                                                        ---------------

                  INSURANCE - 18.1%
           4,451  ACE, Ltd. ..........................................................          452,578
           7,542  Aflac, Inc. ........................................................          469,112
          10,860  Allied World Assurance Co. Holdings AG .............................          469,369
           7,101  Allstate Corp. .....................................................          460,642
           4,806  Chubb Corp. ........................................................          457,243


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  INSURANCE (CONTINUED)
           2,553  Everest Re Group, Ltd. .............................................  $       464,672
           8,988  Principal Financial Group, Inc. ....................................          460,994
          16,804  Progressive Corp. ..................................................          467,655
           4,745  Travelers Cos., Inc. ...............................................          458,652
                                                                                        ---------------
                                                                                              4,160,917
                                                                                        ---------------

                  INTERNET SOFTWARE & SERVICES - 2.1%
           6,176  IAC/InterActiveCorp. ...............................................          491,980
                                                                                        ---------------

                  IT SERVICES - 2.0%
           4,863  Accenture PLC, Class A .............................................          470,641
                                                                                        ---------------

                  MEDIA - 4.0%
           6,540  Omnicom Group, Inc. ................................................          454,465
          14,338  Twenty-First Century Fox, Inc. .....................................          466,630
                                                                                        ---------------
                                                                                                921,095
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 6.2%
          11,097  Murphy Oil Corp. ...................................................          461,302
           5,923  Phillips 66 ........................................................          477,157
           7,821  Valero Energy Corp. ................................................          489,595
                                                                                        ---------------
                                                                                              1,428,054
                                                                                        ---------------

                  PHARMACEUTICALS - 4.0%
           4,725  Johnson & Johnson ..................................................          460,498
           8,130  Merck & Co., Inc. ..................................................          462,841
                                                                                        ---------------
                                                                                                923,339
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
           8,656  Texas Instruments, Inc. ............................................          445,871
                                                                                        ---------------

                  SOFTWARE - 4.0%
          11,345  Oracle Corp. .......................................................          457,203
          19,603  Symantec Corp. .....................................................          455,770
                                                                                        ---------------
                                                                                                912,973
                                                                                        ---------------

                  SPECIALTY RETAIL - 6.1%
          10,950  GameStop Corp. .....................................................          470,412
          12,155  Gap, Inc. ..........................................................          463,956
           7,082  TJX (The) Cos., Inc. ...............................................          468,616
                                                                                        ---------------
                                                                                              1,402,984
                                                                                        ---------------

                  TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.6%
           3,727  Apple, Inc. ........................................................          467,459
          17,431  EMC Corp. ..........................................................          460,004
           8,844  Seagate Technology PLC .............................................          420,090
           5,184  Western Digital Corp. ..............................................          406,529
                                                                                        ---------------
                                                                                              1,754,082
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST NASDAQ RISING DIVIDEND ACHIEVERS ETF (RDVY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

                                              DESCRIPTION                                    VALUE
                  --------------------------------------------------------------------  ---------------
                  TOTAL INVESTMENTS - 99.9% ..........................................  $    23,029,409
                  (Cost $23,362,783) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           18,472
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    23,047,881
                                                                                        ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $591,454 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $924,828.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        6/30/2015        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    23,029,409  $  23,029,409  $            --  $           --
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at June 30, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT FOCUS 5 ETF (FV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.9%

                  CAPITAL MARKETS* - 99.9%
      17,353,451  First Trust Consumer Discretionary AlphaDEX(R) Fund ................  $   633,574,496
      15,057,097  First Trust Consumer Staples AlphaDEX(R) Fund ......................      662,813,410
      10,280,381  First Trust Dow Jones Internet Index Fund (a).......................      690,841,603
      11,712,493  First Trust Health Care AlphaDEX(R) Fund (a)........................      806,405,143
       8,161,919  First Trust NYSE Arca Biotechnology Index Fund .....................    1,012,241,195
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................    3,805,875,847
                  (Cost $3,509,025,612) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................        4,707,610
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $ 3,810,583,457
                                                                                        ===============

-----------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $296,850,235 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                        6/30/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Exchange-Traded Funds**.......................  $ 3,805,875,847  $ 3,805,875,847  $          --  $          --
                                                ===============  ===============  =============  =============


*  Represents investments in affiliated funds.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.9%

                  BANKS - 5.5%
          18,713  Associated Banc-Corp. ..............................................  $       379,313
          11,355  Chemical Financial Corp. ...........................................          375,396
          10,142  First Financial Corp. ..............................................          362,678
          15,076  First Merchants Corp. ..............................................          372,377
          20,151  First Midwest Bancorp, Inc. ........................................          382,264
          26,786  FNB Corp. ..........................................................          383,576
          28,525  Fulton Financial Corp. .............................................          372,536
          31,518  Huntington Bancshares, Inc. ........................................          356,469
           4,054  Park National Corp. ................................................          354,198
           7,288  Wintrust Financial Corp. ...........................................          389,033
                                                                                        ---------------
                                                                                              3,727,840
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 8.5%
         110,339  Covanta Holding Corp. ..............................................        2,338,083
          69,468  Heritage-Crystal Clean, Inc. (a)....................................        1,021,180
          48,213  US Ecology, Inc. ...................................................        2,348,937
                                                                                        ---------------
                                                                                              5,708,200
                                                                                        ---------------

                  CONSTRUCTION & ENGINEERING - 34.7%
         120,290  Comfort Systems USA, Inc. ..........................................        2,760,655
          51,494  Dycom Industries, Inc. (a)..........................................        3,030,422
          54,963  EMCOR Group, Inc. ..................................................        2,625,583
          70,266  Granite Construction, Inc. .........................................        2,495,146
         128,974  MasTec, Inc. (a)....................................................        2,562,713
          81,229  MYR Group, Inc. (a).................................................        2,514,850
         130,816  Primoris Services Corp. ............................................        2,590,157
          87,796  Quanta Services, Inc. (a)...........................................        2,530,281
         105,578  Tutor Perini Corp. (a)..............................................        2,278,373
                                                                                        ---------------
                                                                                             23,388,180
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 24.7%
          15,511  Acuity Brands, Inc. ................................................        2,791,670
          79,655  BWX Technologies, Inc. (a)..........................................        2,612,684
         186,240  Enphase Energy, Inc. (a)............................................        1,417,286
          52,482  Generac Holdings, Inc. (a)..........................................        2,086,160
         106,207  Global Power Equipment Group, Inc. .................................          824,166
          23,630  Hubbell, Inc., Class B .............................................        2,558,657
          32,613  Power Solutions International, Inc. (a).............................        1,761,754
         175,161  PowerSecure International, Inc. (a).................................        2,585,376
                                                                                        ---------------
                                                                                             16,637,753
                                                                                        ---------------

                  MACHINERY - 26.5%
          48,038  American Railcar Industries, Inc. ..................................        2,336,568
         111,417  Douglas Dynamics, Inc. .............................................        2,393,237
          82,964  FreightCar America, Inc. ...........................................        1,732,288
         147,474  Global Brass & Copper Holdings, Inc. ...............................        2,508,533
          54,126  LB Foster Co., Class A .............................................        1,873,301
         250,180  Mueller Water Products, Inc., Class A ..............................        2,276,638
          33,182  RBC Bearings, Inc. (a)..............................................        2,381,140


                        See Notes to Portfolio of Investments

FIRST TRUST RBA AMERICAN INDUSTRIAL RENAISSANCE(R) ETF  (AIRR)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  MACHINERY (CONTINUED)
          79,564  TriMas Corp. (a)....................................................  $     2,355,095
                                                                                        ---------------
                                                                                             17,856,800
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.9% ..........................................       67,318,773
                  (Cost $69,435,685) (b)

                  NET OTHER ASSETS AND LIABILITIES - 0.1% ............................           37,655
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    67,356,428
                                                                                        ===============

-----------------------------
(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,608,258 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,725,170.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                        6/30/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Common Stocks*................................  $    67,318,773  $    67,318,773  $          --  $          --
                                                ===============  ===============  =============  =============


*See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS - 91.0%

                  BANKS - 17.4%
           3,536  Bank of Hawaii Corp. ...............................................  $       235,781
           3,959  Community Bank System, Inc. ........................................          149,532
           3,155  Cullen/Frost Bankers, Inc. .........................................          247,920
          13,194  CVB Financial Corp. ................................................          232,346
          11,267  FirstMerit Corp. ...................................................          234,692
           7,244  Hancock Holding Co. ................................................          231,156
           2,278  NBT Bancorp, Inc. ..................................................           59,615
           9,081  Trustmark Corp. ....................................................          226,843
           5,862  United Bankshares, Inc. ............................................          235,828
                                                                                        ---------------
                                                                                              1,853,713
                                                                                        ---------------

                  CAPITAL MARKETS - 4.0%
           2,658  T Rowe Price Group, Inc. ...........................................          206,606
           4,520  Waddell & Reed Financial, Inc., Class A ............................          213,841
                                                                                        ---------------
                                                                                                420,447
                                                                                        ---------------

                  COMMERCIAL SERVICES & SUPPLIES - 0.6%
           2,110  McGrath RentCorp. ..................................................           64,207
                                                                                        ---------------

                  COMMUNICATIONS EQUIPMENT - 2.0%
           7,843  Cisco Systems, Inc. ................................................          215,369
                                                                                        ---------------

                  CONTAINERS & PACKAGING - 1.9%
           4,803  Sonoco Products Co. ................................................          205,856
                                                                                        ---------------

                  DISTRIBUTORS - 2.0%
           2,354  Genuine Parts Co. ..................................................          210,754
                                                                                        ---------------

                  DIVERSIFIED TELECOMMUNICATION SERVICES - 2.0%
           6,304  TELUS Corp. ........................................................          217,110
                                                                                        ---------------

                  ELECTRIC UTILITIES - 10.4%
           4,240  ALLETE, Inc. .......................................................          196,694
           3,888  American Electric Power Co., Inc. ..................................          205,947
           4,528  Empire District Electric Co. .......................................           98,711
           4,918  Southern (The) Co. .................................................          206,064
           5,660  Westar Energy, Inc. ................................................          193,685
           6,328  Xcel Energy, Inc. ..................................................          203,635
                                                                                        ---------------
                                                                                              1,104,736
                                                                                        ---------------

                  ELECTRICAL EQUIPMENT - 2.0%
           3,739  Emerson Electric Co. ...............................................          207,253
                                                                                        ---------------

                  ENERGY EQUIPMENT & SERVICES - 1.8%
           4,013  National Oilwell Varco, Inc. .......................................          193,748
                                                                                        ---------------

                  GAS UTILITIES - 2.3%
           4,307  AGL Resources, Inc. ................................................          200,534
           2,305  Questar Corp. ......................................................           48,197
                                                                                        ---------------
                                                                                                248,731
                                                                                        ---------------

                  HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
           3,117  Baxter International, Inc. .........................................          217,972
                                                                                        ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                  HOTELS, RESTAURANTS & LEISURE - 2.1%
           1,498  Cracker Barrel Old Country Store, Inc. .............................  $       223,442
                                                                                        ---------------

                  INSURANCE - 2.1%
           4,276  Principal Financial Group, Inc. ....................................          219,316
                                                                                        ---------------

                  IT SERVICES - 2.0%
           4,461  Paychex, Inc. ......................................................          209,132
                                                                                        ---------------

                  LEISURE PRODUCTS - 2.4%
           3,383  Hasbro, Inc. .......................................................          253,014
                                                                                        ---------------

                  MACHINERY - 1.4%
           4,807  Hillenbrand, Inc. ..................................................          147,575
                                                                                        ---------------

                  MEDIA - 2.0%
           9,699  Shaw Communications, Inc. ..........................................          211,341
                                                                                        ---------------

                  METALS & MINING - 4.0%
           2,430  Compass Minerals International, Inc. ...............................          199,600
           3,727  Reliance Steel & Aluminum Co. ......................................          225,409
                                                                                        ---------------
                                                                                                425,009
                                                                                        ---------------

                  MULTI-UTILITIES - 9.2%
           6,534  Avista Corp. .......................................................          200,267
           3,586  Consolidated Edison, Inc. ..........................................          207,558
           3,368  NorthWestern Corp. .................................................          164,190
           5,288  Public Service Enterprise Group, Inc. ..............................          207,713
           3,988  SCANA Corp. ........................................................          201,992
                                                                                        ---------------
                                                                                                981,720
                                                                                        ---------------

                  OIL, GAS & CONSUMABLE FUELS - 5.7%
           2,518  Exxon Mobil Corp. ..................................................          209,498
           4,414  Murphy Oil Corp. ...................................................          183,490
           6,544  Pembina Pipeline Corp. .............................................          211,371
                                                                                        ---------------
                                                                                                604,359
                                                                                        ---------------

                  PHARMACEUTICALS - 5.9%
           2,170  Johnson & Johnson ..................................................          211,488
           2,113  Novartis AG, ADR ...................................................          207,793
           4,187  Sanofi, ADR ........................................................          207,382
                                                                                        ---------------
                                                                                                626,663
                                                                                        ---------------

                  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
           4,778  Linear Technology Corp. ............................................          211,331
                                                                                        ---------------

                  SPECIALTY RETAIL - 1.6%
           4,453  Cato Corp. .........................................................          172,598
                                                                                        ---------------

                  TRADING COMPANIES & DISTRIBUTORS - 2.1%
           5,219  Fastenal Co. .......................................................          220,137
                                                                                        ---------------
                  TOTAL COMMON STOCKS ................................................        9,665,533
                  (Cost $9,651,291)                                                     ---------------


                        See Notes to Portfolio of Investments

FIRST TRUST RBA QUALITY INCOME ETF (QINC)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 9.0%
           3,592  LTC Properties, Inc. ...............................................  $       149,427
           3,131  National Health Investors, Inc. ....................................          195,061
           1,136  Public Storage .....................................................          209,444
           4,368  Realty Income Corp. ................................................          193,896
           2,382  Sovran Self Storage, Inc. ..........................................          207,020
                                                                                        ---------------
                  TOTAL REAL ESTATE INVESTMENT TRUSTS ................................          954,848
                  (Cost $997,114)                                                       ---------------

                  TOTAL INVESTMENTS - 100.0% .........................................       10,620,381
                  (Cost $10,648,405) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.0% ............................            2,438
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $    10,622,819
                                                                                        ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $361,077 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $389,101.

ADR   American Depositary Receipt

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                        6/30/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Common Stocks*................................  $     9,665,533  $     9,665,533  $          --  $          --
Real Estate Investment Trusts.................          954,848          954,848             --             --
                                                ---------------  ---------------  -------------  -------------
Total Investments.............................  $    10,620,381  $    10,620,381  $          --  $          --
                                                ===============  ===============  =============  =============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Portfolio of Investments

FIRST TRUST DORSEY WRIGHT INTERNATIONAL FOCUS 5 ETF (IFV)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

     SHARES                                   DESCRIPTION                                    VALUE
----------------  --------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 99.1%

                  CAPITAL MARKETS* - 99.1%
       4,823,693  First Trust Germany AlphaDEX(R) Fund ...............................  $   182,769,728
       4,445,106  First Trust Hong Kong AlphaDEX(R) Fund .............................      177,804,240
       5,572,331  First Trust ISE Chindia Index Fund .................................      170,624,775
       4,483,538  First Trust Switzerland AlphaDEX(R) Fund ...........................      180,014,051
       4,461,978  First Trust United Kingdom AlphaDEX(R) Fund ........................      194,051,423
                                                                                        ---------------

                  TOTAL INVESTMENTS - 99.1% ..........................................      905,264,217
                  (Cost $938,254,175) (a)

                  NET OTHER ASSETS AND LIABILITIES - 0.9% ............................        8,046,784
                                                                                        ---------------
                  NET ASSETS - 100.0% ................................................  $   913,311,001
                                                                                        ===============

-----------------------------
(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,727,296 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,717,254.

-----------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                                                     LEVEL 2        LEVEL 3
                                                     TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
INVESTMENTS                                        6/30/2015         PRICES          INPUTS         INPUTS
----------------------------------------------  ---------------  ---------------  -------------  -------------
Exchange-Traded Funds**.......................  $   905,264,217  $   905,264,217  $          --  $          --
                                                ===============  ===============  =============  =============


*  Represents investments in affiliated funds.
** See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ Technology Dividend Index Fund - (The NASDAQ(R) Stock
            Market LLC ("NASDAQ") ticker "TDIV")
      Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV") International Multi-Asset Diversified Income Index Fund - (NASDAQ ticker
            "YDIV")
      First Trust High Income ETF - (NASDAQ ticker "FTHI")
      First Trust Low Beta Income ETF - (NASDAQ ticker "FTLB")
      First Trust NASDAQ Rising Dividend Achievers ETF - (NASDAQ ticker "RDVY") First Trust Dorsey Wright Focus 5 ETF - (NASDAQ ticker "FV")
      First Trust RBA American Industrial Renaissance(R) ETF - (NASDAQ ticker
            "AIRR")
      First Trust RBA Quality Income ETF - (NASDAQ ticker "QINC")
      First Trust Dorsey Wright International Focus 5 ETF - (NASDAQ ticker
            "IFV")

The Funds, each of which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

    Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

    Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2015 (UNAUDITED)


which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar investments in active markets.

         o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2015, is included with each Fund's Portfolio of Investments.

B. OPTIONS CONTRACTS

FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the Standard & Poor's 500(R) Index (the "Index") to hedge against changes in the value of equities. Additionaly, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options ("options") on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2015 (UNAUDITED)


Options written (sold) by FTHI and FTLB will either be exercised, expire or be cancelled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option's strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by each fund will, in this case, be treated as short-term capital gain on the expiration date of the option.

The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option's expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

FTLB may also purchase U.S. exchange-traded put options on the Index to hedge against changes in the value of equities. The purchase of put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a put option, the premium paid represents the cost of the put option.

If FTLB elects to exercise a put option on the Index, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.

C. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. AFFILIATED TRANSACTIONS

MDIV, FV and IFV invest in securities of affiliated funds. Each Fund's investment performance and risks are related to the investment performance and risks of the affiliated funds.

Amounts relating to these investments in MDIV at June 30, 2015, and for the fiscal year-to-date period (October 1, 2014 to June 30, 2015) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2014   PURCHASES     SALES      6/30/2015      6/30/2015       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Tactical High Yield ETF           --   4,488,117   (212,527)    4,275,590  $  213,651,232   $ 7,192,019    $  (12,175)
                                                                                       ------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2015 (UNAUDITED)


Amounts relating to these investments in FV at June 30, 2015, and for the fiscal year-to-date period (October 1, 2014 to June 30, 2015) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2014   PURCHASES     SALES      6/30/2015      6/30/2015       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Consumer Discretionary
    AlphaDEX(R) Fund                   3,092,483  14,444,514   (183,546)   17,353,451  $  633,574,496   $ 2,882,238    $  659,156
First Trust Consumer Staples
    AlphaDEX(R) Fund                   2,683,233  12,533,122   (159,258)   15,057,097     662,813,410     5,944,224       969,206
First Trust Dow Jones Internet
    Index Fund                         1,832,001   8,557,115   (108,735)   10,280,381     690,841,603            --       724,309
First Trust Health Care AlphaDEX(R)
    Fund                               2,087,237   9,749,138   (123,882)   11,712,493     806,405,143            --     1,512,637
First Trust NYSE Arca Biotechnology
    Index Fund                         1,454,495   6,793,752    (86,328)    8,161,919   1,012,241,195       937,810     2,859,235
                                                                                       ------------------------------------------
                                                                                       $3,805,875,847   $ 9,764,272    $6,724,543
                                                                                       ==========================================


Amounts relating to these investments in IFV at June 30, 2015, and for the fiscal year-to-date period (October 1, 2014 to June 30, 2015) are:

                                                     SHARE ACTIVITY
                                     -----------------------------------------------
                                     BALANCE AT                           BALANCE AT      VALUE AT       DIVIDEND      REALIZED
SECURITY NAME                         9/30/2014   PURCHASES     SALES      6/30/2015      6/30/2015       INCOME      GAIN(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
First Trust Canada AlphaDEX(R) Fund      177,276      52,140   (229,416)           --  $           --   $        --   $  (498,117)
First Trust Emerging Markets Small
    Cap AlphaDEX(R) Fund                 156,434     148,627   (305,061)           --              --            --      (503,927)
First Trust Germany AlphaDEX(R) Fund     164,356   4,806,705   (147,368)    4,823,693     182,769,728     1,661,842       (56,450)
First Trust Hong Kong AlphaDEX(R)
    Fund                                      --   4,483,936    (38,830)    4,445,106     177,804,240     1,415,711        83,103
First Trust ISE Chindia Index Fund            --   5,747,394   (175,063)    5,572,331     170,624,775       418,724        (6,466)
First Trust Switzerland AlphaDEX(R)
    Fund                                 199,580   4,462,474   (178,516)    4,483,538     180,014,051     1,637,501      (222,615)
First Trust United Kingdom
    AlphaDEX(R) Fund                     150,518   4,442,005   (130,545)    4,461,978     194,051,423     1,457,752        (9,654)
                                                                                       ------------------------------------------
                                                                                       $  905,264,217   $ 6,591,531   $(1,214,126)
                                                                                       ==========================================

                           3. DERIVATIVE TRANSACTIONS

Written option activity for FTHI for the fiscal year-to-date period (October 1, 2014 to June 30, 2015) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period....          8     $     11,056
Options Written...............................         65          170,862
Options Expired...............................         (1)          (1,347)
Options Exercised.............................         --               --
Options Closed................................        (56)        (131,040)
                                                ---------     ------------
Options outstanding at June 30, 2015..........         16     $     49,531
                                                =========     ============

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2015 (UNAUDITED)


Written option activity for FTLB for the fiscal year-to-date period (October 1, 2014 to June 30, 2015) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS       PREMIUMS
--------------------------------------------------------------------------
Options outstanding at beginning of period....          8     $     10,226
Options Written...............................         53          130,299
Options Expired...............................         --               --
Options Exercised.............................         --               --
Options Closed................................        (46)        (100,861)
                                                ---------     ------------
Options outstanding at June 30, 2015..........         15     $     39,664
                                                =========     ============

During the fiscal year-to-date period ended June 30, 2015, FTLB held purchased options with market values ranging from $65 to $9,100, as measured at each month end.

4. SUBSEQUENT EVENTS

On or about August 31, 2015, First Trust High Income ETF will change its investment strategy and will invest in equity securities of all market capitalizations. Currently FTHI is limited to principally investing in large cap equity securities. In addition, FTHI's option strategy will change to allow the Fund to write call options with expirations of less than one year. Currently FTHI is generally limited to one-week, one-month, two-month and three-month call options.

On or about August 31, 2015, First Trust Low Beta Income ETF will change its investment strategy and will invest in equity securities of all market capitalizations. Currently FTLB is limited to principally investing in large cap equity securities. In addition, FTLB's option strategy will change to allow the Fund to write call options and hold put options with expirations of less than one year. Currently FTLB is generally limited to one-week, one-month, two-month and three-month call and put options.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2015 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ Technology Dividend Index(SM), NASDAQ Multi-Asset Diversified Income Index(SM), NASDAQ International Multi-Asset Diversified Income Index(SM), and NASDAQ Rising Dividend Achievers Index, are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

There is no relationship between Dorsey Wright & Associates, LLC ("Dorsey Wright") and First Trust Advisors L.P. ("First Trust"), with respect to the First Trust Dorsey Wright Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Focus Five Index ("Index"), for use by First Trust. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of this Product, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Index for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor's portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.

Richard Bernstein Advisors LLC ("Licensor"), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance(R) Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance(R) ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
            --------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 14, 2015
     ------------------

* Print the name and title of each signing officer under his or her signature.